Summary of Significant Accounting Policies - Schedule of Property and Equipment are Depreciated Over their Estimated Useful Lives (Details)	Sep. 30, 2025
Machinery [Member]
Schedule of Property and Equipment are Depreciated Over their Estimated Useful Lives [Line Items]
Property, plant and equipment estimated useful lives	10 years
Electronic Equipment [Member]
Schedule of Property and Equipment are Depreciated Over their Estimated Useful Lives [Line Items]
Property, plant and equipment estimated useful lives	3 years
Office Equipment [Member] | Minimum [Member]
Schedule of Property and Equipment are Depreciated Over their Estimated Useful Lives [Line Items]
Property, plant and equipment estimated useful lives	3 years
Office Equipment [Member] | Maximum [Member]
Schedule of Property and Equipment are Depreciated Over their Estimated Useful Lives [Line Items]
Property, plant and equipment estimated useful lives	5 years
Park Facilities [Member]
Schedule of Property and Equipment are Depreciated Over their Estimated Useful Lives [Line Items]
Property, plant and equipment estimated useful lives	20 years
Vehicles [Member]
Schedule of Property and Equipment are Depreciated Over their Estimated Useful Lives [Line Items]
Property, plant and equipment estimated useful lives	4 years
Other [Member]
Schedule of Property and Equipment are Depreciated Over their Estimated Useful Lives [Line Items]
Property, plant and equipment estimated useful lives	10 years